Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Variable Insurance Portfolios
Entity Central Index Key	0000810016
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000017158 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Asset Strategy Series(formerly, Macquarie VIP Asset Strategy Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Asset Strategy Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Asset Strategy Series (Service Class) returned 16.66% for the 12 months ended December 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 22.34% and 22.87%, respectively.
Top contributors to performance:
The largest contributor to relative performance was gold. Healthcare industrials and an underweight allocation to real estate also contributed to performance.
Within equities, Spanish bank Banco Bilbao Vizcaya SA, US-based aerospace company Howmet Aerospace Inc., and US semiconductor company KLA Corp., contributed the most to performance.
Top detractors from performance:
The Series’ portfolio consists of a significant allocation to fixed income securities. These securities are utilized to provide stability and mitigate volatility. However, they often will detract from relative performance when the Series’ all equity index is up considerably. This was the case in 2025.
Communication services, consumer discretionary, and materials also detracted from performance due to stock selection and allocations to the sectors.
At an individual stock level, Salesforce Inc., private credit firm Blue Owl Capital Inc., and US-based HVAC company, Carrier Global Corp., detracted the most from performance.
How has the Series changed?
Within the equities, the Series changed very little at a sector level. New positions included Broadcom Inc., ING Groep NV, Hilton Worldwide Holdings Inc., Amer Sports Inc., and Alimentation Couche-Tard Inc. We exited holdings including AstraZeneca PLC, Deutsche Telekom AG, Epiroc AB, Midea Group, and Diageo PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Asset Strategy Series (Service Class)	16.66%	7.07%	7.84%
MSCI ACWI Index (net)	22.34%	11.19%	11.72%
MSCI ACWI Index (gross)	22.87%	11.70%	12.28%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 581,728,404
Holdings Count | Holding	398	[1]
Advisory Fees Paid, Amount	$ 2,934,408
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$581,728,404
Total number of portfolio holdings*	398
Total advisory fees paid (during reporting period)	$2,934,408
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.65%
Corporate Bonds	9.61%
Agency Mortgage-Backed Securities	8.21%
Bullion	7.91%
Exchange-Traded Funds	5.01%
US Treasury Obligations	3.61%
Non-Agency Commercial Mortgage-Backed Securities	2.48%
Non-Agency Asset-Backed Securities	1.31%
Non-Agency Collateralized Mortgage Obligations	0.93%
Collateralized Loan Obligations	0.59%
Top 10 equity holdings
NVIDIA	3.29%
Microsoft	3.14%
Taiwan Semiconductor Manufacturing	2.69%
Apple	2.03%
Banco Bilbao Vizcaya Argentaria	1.50%
Alphabet Class A	1.45%
Eli Lilly & Co.	1.42%
Amazon.com	1.38%
Mastercard Class A	1.33%
Morgan Stanley	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.29%
Microsoft	3.14%
Taiwan Semiconductor Manufacturing	2.69%
Apple	2.03%
Banco Bilbao Vizcaya Argentaria	1.50%
Alphabet Class A	1.45%
Eli Lilly & Co.	1.42%
Amazon.com	1.38%
Mastercard Class A	1.33%
Morgan Stanley	1.27%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Asset Strategy Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Series.
During the fiscal year, the Series changed its principal investment risks to add subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Asset Strategy Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to add subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000190645 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Asset Strategy Series(formerly, Macquarie VIP Asset Strategy Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Asset Strategy Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atnomuraassetmanagement.com/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Asset Strategy Series (Standard Class) returned 16.87% for the 12 months ended December 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 22.34% and 22.87%, respectively.
Top contributors to performance:
The largest contributor to relative performance was gold. Healthcare industrials and an underweight allocation to real estate also contributed to performance.
Within equities, Spanish bank Banco Bilbao Vizcaya SA, US-based aerospace company Howmet Aerospace Inc., and US semiconductor company KLA Corp., contributed the most to performance.
Top detractors from performance:
The Series’ portfolio consists of a significant allocation to fixed income securities. These securities are utilized to provide stability and mitigate volatility. However, they often will detract from relative performance when the Series’ all equity index is up considerably. This was the case in 2025.
Communication services, consumer discretionary, and materials also detracted from performance due to stock selection and allocations to the sectors.
At an individual stock level, Salesforce Inc., private credit firm Blue Owl Capital Inc., and US-based HVAC company, Carrier Global Corp., detracted the most from performance.
How has the Series changed?
Within the equities, the Series changed very little at a sector level. New positions included Broadcom Inc., ING Groep NV, Hilton Worldwide Holdings Inc., Amer Sports Inc., and Alimentation Couche-Tard Inc. We exited holdings including AstraZeneca PLC, Deutsche Telekom AG, Epiroc AB, Midea Group, and Diageo PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (4/28/17)
Nomura VIP Asset Strategy Series (Standard Class)	16.87%	7.33%	8.88%
MSCI ACWI Index (net)	22.34%	11.19%	11.57%
MSCI ACWI Index (gross)	22.87%	11.70%	12.11%

Performance Inception Date	Apr. 28, 2017
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 581,728,404
Holdings Count | Holding	398	[2]
Advisory Fees Paid, Amount	$ 2,934,408
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$581,728,404
Total number of portfolio holdings*	398
Total advisory fees paid (during reporting period)	$2,934,408
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.65%
Corporate Bonds	9.61%
Agency Mortgage-Backed Securities	8.21%
Bullion	7.91%
Exchange-Traded Funds	5.01%
US Treasury Obligations	3.61%
Non-Agency Commercial Mortgage-Backed Securities	2.48%
Non-Agency Asset-Backed Securities	1.31%
Non-Agency Collateralized Mortgage Obligations	0.93%
Collateralized Loan Obligations	0.59%
Top 10 equity holdings
NVIDIA	3.29%
Microsoft	3.14%
Taiwan Semiconductor Manufacturing	2.69%
Apple	2.03%
Banco Bilbao Vizcaya Argentaria	1.50%
Alphabet Class A	1.45%
Eli Lilly & Co.	1.42%
Amazon.com	1.38%
Mastercard Class A	1.33%
Morgan Stanley	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.29%
Microsoft	3.14%
Taiwan Semiconductor Manufacturing	2.69%
Apple	2.03%
Banco Bilbao Vizcaya Argentaria	1.50%
Alphabet Class A	1.45%
Eli Lilly & Co.	1.42%
Amazon.com	1.38%
Mastercard Class A	1.33%
Morgan Stanley	1.27%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Asset Strategy Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Series.
During the fiscal year, the Series changed its principal investment risks to add subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Asset Strategy Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to add subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000246484 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP International Core Equity Series(formerly, Macquarie VIP International Core Equity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP International Core Equity Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP International Core Equity Series (Standard Class) returned 24.56% for the 12 months ended December 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Series' broad-based securities market index, returned 32.39% and 33.11%, respectively.
Top contributors to performance:
Stock selection in the industrials sector contributed to performance. Kion Group AG and Thales SA were the main drivers of outperformance.
Holdings in financials also contributed to performance, including Banco Bilbao Vizcaya Argentaria SA and ING Groep NV.
Top detractors from performance:
Stock selection in the healthcare sector was hindered by several positions, including Alcon AG and ICON PLC, which were hit by industry-wide macroeconomic pressures.
Stock selection in consumer discretionary also detracted from performance, due to the underperformance of positions like Lululemon Athletica Inc. and Flutter Entertainment PLC on the back of regulatory uncertainty and competitive pressures.
How has the Series changed?
During the period, we eliminated names in the Series in which fundamentals have changed, including Diageo PLC, Haleon PLC, Heidelberg Materials AG, Lululemon Athletica Inc., Nintendo Co. Ltd., Siemens AG, and Mondi PLC amid a combination of cost, macroeconomic pressures, or what we perceived to be rich valuations for moderate growth.
We initiated several new positions in the Series during the period, including argenx SE, Barclays PLC, Embraer SA, Olympus Corp., and Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 28, 2024 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	Since inception (3/28/24)
Nomura VIP International Core Equity Series (Standard Class)	24.56%*	12.04%*
MSCI ACWI ex USA Index (net)	32.39%	17.90%
MSCI ACWI ex USA Index (gross)	33.11%	18.54%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

Performance Inception Date	Mar. 28, 2024
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 749,565,324
Holdings Count | Holding	54	[3]
Advisory Fees Paid, Amount	$ 6,012,597
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$749,565,324
Total number of portfolio holdings*	54
Total advisory fees paid (during reporting period)	$6,012,597
Portfolio turnover rate	90%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	10.21%
United Kingdom	9.78%
Germany	8.93%
China	8.61%
Brazil	7.28%
Netherlands	7.15%
India	6.58%
Taiwan	6.21%
South Korea	5.49%
Singapore	4.24%

Sector allocation*
Financials	24.05%
Industrials	19.85%
Information Technology	16.88%
Consumer Discretionary	15.36%
Healthcare	9.92%
Communication Services	5.82%
Consumer Staples	2.62%
Energy	2.23%
Real Estate	1.52%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	6.21%
ING Groep	3.13%
China Merchants Bank Class H	2.84%
SK Hynix	2.69%
MercadoLibre	2.65%
Bharti Airtel	2.62%
Mitsubishi UFJ Financial Group	2.54%
SMC	2.54%
Banco Bilbao Vizcaya Argentaria	2.45%
Barclays	2.40%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	6.21%
ING Groep	3.13%
China Merchants Bank Class H	2.84%
SK Hynix	2.69%
MercadoLibre	2.65%
Bharti Airtel	2.62%
Mitsubishi UFJ Financial Group	2.54%
SMC	2.54%
Banco Bilbao Vizcaya Argentaria	2.45%
Barclays	2.40%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP International Core Equity Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
During the fiscal year, the Series changed its principal investment risks to add redemption risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP International Core Equity Series.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to add redemption risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017159 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP International Core Equity Series(formerly, Macquarie VIP International Core Equity Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP International Core Equity Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP International Core Equity Series (Service Class) returned 24.24% for the 12 months ended December 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Series' broad-based securities market index, returned 32.39% and 33.11%, respectively.
Top contributors to performance:
Stock selection in the industrials sector contributed to performance. Kion Group AG and Thales SA were the main drivers of outperformance.
Holdings in financials also contributed to performance, including Banco Bilbao Vizcaya Argentaria SA and ING Groep NV.
Top detractors from performance:
Stock selection in the healthcare sector was hindered by several positions, including Alcon AG and ICON PLC, which were hit by industry-wide macroeconomic pressures.
Stock selection in consumer discretionary also detracted from performance, due to the underperformance of positions like Lululemon Athletica Inc. and Flutter Entertainment PLC on the back of regulatory uncertainty and competitive pressures.
How has the Series changed?
During the period, we eliminated names in the Series in which fundamentals have changed, including Diageo PLC, Haleon PLC, Heidelberg Materials AG, Lululemon Athletica Inc., Nintendo Co. Ltd., Siemens AG, and Mondi PLC amid a combination of cost, macroeconomic pressures, or what we perceived to be rich valuations for moderate growth.
We initiated several new positions in the Series during the period, including argenx SE, Barclays PLC, Embraer SA, Olympus Corp., and Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP International Core Equity Series (Service Class)	24.24%*	7.83%	6.62%
MSCI ACWI ex USA Index (net)	32.39%	7.91%	8.41%
MSCI ACWI ex USA Index (gross)	33.11%	8.46%	8.95%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 749,565,324
Holdings Count | Holding	54	[4]
Advisory Fees Paid, Amount	$ 6,012,597
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$749,565,324
Total number of portfolio holdings*	54
Total advisory fees paid (during reporting period)	$6,012,597
Portfolio turnover rate	90%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	10.21%
United Kingdom	9.78%
Germany	8.93%
China	8.61%
Brazil	7.28%
Netherlands	7.15%
India	6.58%
Taiwan	6.21%
South Korea	5.49%
Singapore	4.24%

Sector allocation*
Financials	24.05%
Industrials	19.85%
Information Technology	16.88%
Consumer Discretionary	15.36%
Healthcare	9.92%
Communication Services	5.82%
Consumer Staples	2.62%
Energy	2.23%
Real Estate	1.52%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	6.21%
ING Groep	3.13%
China Merchants Bank Class H	2.84%
SK Hynix	2.69%
MercadoLibre	2.65%
Bharti Airtel	2.62%
Mitsubishi UFJ Financial Group	2.54%
SMC	2.54%
Banco Bilbao Vizcaya Argentaria	2.45%
Barclays	2.40%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	6.21%
ING Groep	3.13%
China Merchants Bank Class H	2.84%
SK Hynix	2.69%
MercadoLibre	2.65%
Bharti Airtel	2.62%
Mitsubishi UFJ Financial Group	2.54%
SMC	2.54%
Banco Bilbao Vizcaya Argentaria	2.45%
Barclays	2.40%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP International Core Equity Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
During the fiscal year, the Series changed its principal investment risks to add redemption risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP International Core Equity Series.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to add redemption risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017162 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Mid Cap Growth Series(formerly, Macquarie VIP Mid Cap Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Mid Cap Growth Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Mid Cap Growth Series (Service Class) returned 1.18% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell Midcap® Growth Index, the Series' narrowly based securities market index (benchmark), returned 8.66%.
Top contributors to performance:
Stock selection in the consumer staples sector, primarily by way of an overweight to Casey’s General Stores Inc., was the leading contributor to performance relative to the benchmark for the reporting period.
A meaningful overweight to the healthcare sector was the leading allocation contributor to performance relative to the benchmark; however, negative stock selection more than offset the contribution to relative outperformance.
Top overall contributors to relative performance were Coherent Corp., Howmet Aerospace Inc., and IDEXX Laboratories Inc.
Top detractors from performance:
The information technology sector was the leading detractor from relative performance based on stock selection.
A lack of exposure to the outperforming utilities sector was the largest allocation detractor.
Top overall detractors from relative performance were a lack of exposure to benchmark holdings Palantir Technologies Inc., Floor & Decor Holdings Inc., and Trex Company Inc., which performed well during the reporting period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Mid Cap Growth Series (Service Class)	1.18%	-0.08%	10.66%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 371,443,763
Holdings Count | Holding	61	[5]
Advisory Fees Paid, Amount	$ 3,024,559
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$371,443,763
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$3,024,559
Portfolio turnover rate	52%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	22.39%
Information Technology	22.25%
Healthcare	19.34%
Consumer Discretionary	18.25%
Financials	8.47%
Real Estate	2.68%
Materials	1.96%
Consumer Staples	1.36%
Communication Services	0.89%

Top 10 equity holdings
IDEXX Laboratories	3.92%
Royal Caribbean Cruises	3.88%
Monolithic Power Systems	2.89%
Cloudflare Class A	2.82%
CoStar Group	2.68%
Datadog Class A	2.44%
LPL Financial Holdings	2.41%
Fastenal	2.34%
Insulet	2.27%
Howmet Aerospace	2.24%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.92%
Royal Caribbean Cruises	3.88%
Monolithic Power Systems	2.89%
Cloudflare Class A	2.82%
CoStar Group	2.68%
Datadog Class A	2.44%
LPL Financial Holdings	2.41%
Fastenal	2.34%
Insulet	2.27%
Howmet Aerospace	2.24%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Mid Cap Growth Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Mid Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000190647 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Mid Cap Growth Series(formerly, Macquarie VIP Mid Cap Growth Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Mid Cap Growth Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Mid Cap Growth Series (Standard Class) returned 1.38% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell Midcap® Growth Index, the Series' narrowly based securities market index (benchmark), returned 8.66%.
Top contributors to performance:
Stock selection in the consumer staples sector, primarily by way of an overweight to Casey’s General Stores Inc., was the leading contributor to performance relative to the benchmark for the reporting period.
A meaningful overweight to the healthcare sector was the leading allocation contributor to performance relative to the benchmark; however, negative stock selection more than offset the contribution to relative outperformance.
Top overall contributors to relative performance were Coherent Corp., Howmet Aerospace Inc., and IDEXX Laboratories Inc.
Top detractors from performance:
The information technology sector was the leading detractor from relative performance based on stock selection.
A lack of exposure to the outperforming utilities sector was the largest allocation detractor.
Top overall detractors from relative performance were a lack of exposure to benchmark holdings Palantir Technologies Inc., Floor & Decor Holdings Inc., and Trex Company Inc., which performed well during the reporting period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (4/28/17)
Nomura VIP Mid Cap Growth Series (Standard Class)	1.38%	0.16%	10.77%
Russell 3000 Index	17.15%	13.15%	14.15%
Russell Midcap Growth Index	8.66%	6.65%	12.53%

Performance Inception Date	Apr. 28, 2017
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 371,443,763
Holdings Count | Holding	61	[6]
Advisory Fees Paid, Amount	$ 3,024,559
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$371,443,763
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$3,024,559
Portfolio turnover rate	52%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	22.39%
Information Technology	22.25%
Healthcare	19.34%
Consumer Discretionary	18.25%
Financials	8.47%
Real Estate	2.68%
Materials	1.96%
Consumer Staples	1.36%
Communication Services	0.89%

Top 10 equity holdings
IDEXX Laboratories	3.92%
Royal Caribbean Cruises	3.88%
Monolithic Power Systems	2.89%
Cloudflare Class A	2.82%
CoStar Group	2.68%
Datadog Class A	2.44%
LPL Financial Holdings	2.41%
Fastenal	2.34%
Insulet	2.27%
Howmet Aerospace	2.24%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.92%
Royal Caribbean Cruises	3.88%
Monolithic Power Systems	2.89%
Cloudflare Class A	2.82%
CoStar Group	2.68%
Datadog Class A	2.44%
LPL Financial Holdings	2.41%
Fastenal	2.34%
Insulet	2.27%
Howmet Aerospace	2.24%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Mid Cap Growth Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Mid Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000190648 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Science and Technology Series(formerly, Macquarie VIP Science and Technology Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Science and Technology Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Science and Technology Series (Standard Class) returned 33.69% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 17.88%, while the S&P North American Technology Sector Index, the Series' narrowly based securities market index (benchmark), returned 27.82%.
Top contributors to performance:
Stock selection in the technology sector contributed the most to performance. This was driven by the strong performance of several holdings in hardware, semiconductor, and semiconductor capital equipment, including Seagate Technology Holdings PLC, Micron Technology Inc., and Lam Research Corp., which benefited from positive supply-demand dynamics.
The Series also benefited from an underweight relative to the benchmark to software and services companies including Salesforce Inc. and Accenture, which underperformed.
Top detractors from performance:
Stock selection in communication services was hindered by several positions, including ZoomInfo Technologies Inc., Spotify Technology SA, and an underweight relative to the benchmark to Alphabet Inc.
A number of positions in consumer discretionary also detracted from performance including Amazon.com Inc. and DraftKings Inc. amid competitive pressures.
How has the Series changed?
During the period, we eliminated positions in the Series where we saw competitive pressure, macroeconomic headwinds, or simply what we perceived to be rich valuations for moderate growth (for example, Zebra Technologies Corp., SAP SE, and Apple Inc.).
In contrast, we added positions to the Series including Alphabet Inc., Texas Instruments Inc., and Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (4/28/17)
Nomura VIP Science and Technology Series (Standard Class)	33.69%	13.99%	18.49%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

Performance Inception Date	Apr. 28, 2017
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 850,356,633
Holdings Count | Holding	38	[7]
Advisory Fees Paid, Amount	$ 6,008,717
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$850,356,633
Total number of portfolio holdings*	38
Total advisory fees paid (during reporting period)	$6,008,717
Portfolio turnover rate	77%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	66.25%
Communication Services	12.88%
Consumer Discretionary	10.11%
Healthcare	4.73%
Industrials	3.43%
Financials	0.84%

Top 10 equity holdings
NVIDIA	8.00%
Seagate Technology Holdings	6.26%
Taiwan Semiconductor Manufacturing ADR	4.99%
Microsoft	4.80%
Alphabet Class A	4.44%
Broadcom	4.36%
Amazon.com	4.36%
Lam Research	4.29%
Advanced Micro Devices	3.79%
Texas Instruments	2.95%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.00%
Seagate Technology Holdings	6.26%
Taiwan Semiconductor Manufacturing ADR	4.99%
Microsoft	4.80%
Alphabet Class A	4.44%
Broadcom	4.36%
Amazon.com	4.36%
Lam Research	4.29%
Advanced Micro Devices	3.79%
Texas Instruments	2.95%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Science and Technology Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Science and Technology Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017166 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Science and Technology Series(formerly, Macquarie VIP Science and Technology Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Science and Technology Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Science and Technology Series (Service Class) returned 33.36% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 17.88%, while the S&P North American Technology Sector Index, the Series' narrowly based securities market index (benchmark), returned 27.82%.
Top contributors to performance:
Stock selection in the technology sector contributed the most to performance. This was driven by the strong performance of several holdings in hardware, semiconductor, and semiconductor capital equipment, including Seagate Technology Holdings PLC, Micron Technology Inc., and Lam Research Corp., which benefited from positive supply-demand dynamics.
The Series also benefited from an underweight relative to the benchmark to software and services companies including Salesforce Inc. and Accenture, which underperformed.
Top detractors from performance:
Stock selection in communication services was hindered by several positions, including ZoomInfo Technologies Inc., Spotify Technology SA, and an underweight relative to the benchmark to Alphabet Inc.
A number of positions in consumer discretionary also detracted from performance including Amazon.com Inc. and DraftKings Inc. amid competitive pressures.
How has the Series changed?
During the period, we eliminated positions in the Series where we saw competitive pressure, macroeconomic headwinds, or simply what we perceived to be rich valuations for moderate growth (for example, Zebra Technologies Corp., SAP SE, and Apple Inc.).
In contrast, we added positions to the Series including Alphabet Inc., Texas Instruments Inc., and Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Science and Technology Series (Service Class)	33.36%	13.71%	17.20%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 850,356,633
Holdings Count | Holding	38	[8]
Advisory Fees Paid, Amount	$ 6,008,717
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$850,356,633
Total number of portfolio holdings*	38
Total advisory fees paid (during reporting period)	$6,008,717
Portfolio turnover rate	77%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	66.25%
Communication Services	12.88%
Consumer Discretionary	10.11%
Healthcare	4.73%
Industrials	3.43%
Financials	0.84%

Top 10 equity holdings
NVIDIA	8.00%
Seagate Technology Holdings	6.26%
Taiwan Semiconductor Manufacturing ADR	4.99%
Microsoft	4.80%
Alphabet Class A	4.44%
Broadcom	4.36%
Amazon.com	4.36%
Lam Research	4.29%
Advanced Micro Devices	3.79%
Texas Instruments	2.95%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.00%
Seagate Technology Holdings	6.26%
Taiwan Semiconductor Manufacturing ADR	4.99%
Microsoft	4.80%
Alphabet Class A	4.44%
Broadcom	4.36%
Amazon.com	4.36%
Lam Research	4.29%
Advanced Micro Devices	3.79%
Texas Instruments	2.95%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Science and Technology Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Science and Technology Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017167 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Growth Series(formerly, Macquarie VIP Small Cap Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Small Cap Growth Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Small Cap Growth Series (Service Class) returned 13.39% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell 2000® Growth Index, the Series' narrowly based securities market index (benchmark), returned 13.01%.
Top contributors to performance:
Stock selection in information technology, including particularly strong performance within communications equipment. Artificial intelligence (AI) remained the dominant theme propelling many stocks within semiconductors, semiconductor capital equipment, power generation, optical components, storage and construction, and engineering groups.
Strong stock selection in the communication services sector.
Favorable investments in financials, especially insurance holdings.
Top detractors from performance:
Underperformance in industrials from diverse holdings that were not all exposed to outperforming AI.
Underexposure to some derivative beneficiaries of the AI build, including metals and mining within the materials sector.
A sector overweight versus the benchmark to consumer discretionary.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Small Cap Growth Series (Service Class)	13.39%	2.20%	8.69%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 194,241,144
Holdings Count | Holding	85	[9]
Advisory Fees Paid, Amount	$ 1,532,919
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$194,241,144
Total number of portfolio holdings*	85
Total advisory fees paid (during reporting period)	$1,532,919
Portfolio turnover rate	74%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Healthcare	26.31%
Information Technology	23.60%
Industrials	22.83%
Consumer Discretionary	9.56%
Financials	8.25%
Consumer Staples	3.17%
Communication Services	2.74%
Energy	1.87%
Materials	0.87%

Top 10 equity holdings
OSI Systems	3.02%
IMAX	2.74%
Tarsus Pharmaceuticals	2.49%
Lumentum Holdings	2.17%
Mirum Pharmaceuticals	2.09%
Advanced Energy Industries	2.06%
Travere Therapeutics	1.99%
Encompass Health	1.91%
Axsome Therapeutics	1.85%
Everus Construction Group	1.81%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	3.02%
IMAX	2.74%
Tarsus Pharmaceuticals	2.49%
Lumentum Holdings	2.17%
Mirum Pharmaceuticals	2.09%
Advanced Energy Industries	2.06%
Travere Therapeutics	1.99%
Encompass Health	1.91%
Axsome Therapeutics	1.85%
Everus Construction Group	1.81%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Growth Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000203521 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Growth Series(formerly, Macquarie VIP Small Cap Growth Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Small Cap Growth Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Small Cap Growth Series (Standard Class) returned 13.73% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell 2000® Growth Index, the Series' narrowly based securities market index (benchmark), returned 13.01%.
Top contributors to performance:
Stock selection in information technology, including particularly strong performance within communications equipment. Artificial intelligence (AI) remained the dominant theme propelling many stocks within semiconductors, semiconductor capital equipment, power generation, optical components, storage and construction, and engineering groups.
Strong stock selection in the communication services sector.
Favorable investments in financials, especially insurance holdings.
Top detractors from performance:
Underperformance in industrials from diverse holdings that were not all exposed to outperforming AI.
Underexposure to some derivative beneficiaries of the AI build, including metals and mining within the materials sector.
A sector overweight versus the benchmark to consumer discretionary.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 2, 2018 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (11/2/18)
Nomura VIP Small Cap Growth Series (Standard Class)	13.73%	2.47%	7.62%
Russell 3000 Index	17.15%	13.15%	14.86%
Russell 2000 Growth Index	13.01%	3.18%	8.23%

Performance Inception Date	Nov. 02, 2018
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 194,241,144
Holdings Count | Holding	85	[10]
Advisory Fees Paid, Amount	$ 1,532,919
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$194,241,144
Total number of portfolio holdings*	85
Total advisory fees paid (during reporting period)	$1,532,919
Portfolio turnover rate	74%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Healthcare	26.31%
Information Technology	23.60%
Industrials	22.83%
Consumer Discretionary	9.56%
Financials	8.25%
Consumer Staples	3.17%
Communication Services	2.74%
Energy	1.87%
Materials	0.87%

Top 10 equity holdings
OSI Systems	3.02%
IMAX	2.74%
Tarsus Pharmaceuticals	2.49%
Lumentum Holdings	2.17%
Mirum Pharmaceuticals	2.09%
Advanced Energy Industries	2.06%
Travere Therapeutics	1.99%
Encompass Health	1.91%
Axsome Therapeutics	1.85%
Everus Construction Group	1.81%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	3.02%
IMAX	2.74%
Tarsus Pharmaceuticals	2.49%
Lumentum Holdings	2.17%
Mirum Pharmaceuticals	2.09%
Advanced Energy Industries	2.06%
Travere Therapeutics	1.99%
Encompass Health	1.91%
Axsome Therapeutics	1.85%
Everus Construction Group	1.81%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Growth Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Growth Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017168 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Smid Cap Core Series(formerly, Macquarie VIP Smid Cap Core Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Smid Cap Core Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Smid Cap Core Series (Service Class) returned 8.39% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell 2500™ Index, the Series' narrowly based securities market index (benchmark), returned 11.91%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on rare pulmonary diseases, was a standout performer. Exact Sciences Corp. and Ligand Pharmaceuticals Inc. were also leading contributors.
Holdings in the consumer staples sector outperformed relative to the benchmark. Convenience store and gas station operator, Casey’s General Stores Inc., contributed the most to performance.
Holdings in the media sector outperformed relative to the benchmark over the reporting period with IMAX Corp. contributing the most.
Top detractors from performance:
The Series underperformance was largely due to a lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The capital goods sector detracted the most from performance. KBR Inc. was the weakest-performing stock within the sector.
Holdings in the finance sector underperformed relative to the benchmark. A lack of exposure to Robinhood Markets Inc. detracted the most from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Smid Cap Core Series (Service Class)	8.39%	8.07%	9.91%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2500 Index	11.91%	7.26%	10.40%

Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 181,120,244
Holdings Count | Holding	117	[11]
Advisory Fees Paid, Amount	$ 1,538,334
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$181,120,244
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$1,538,334
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	23.01%
Financials	16.48%
Healthcare	13.99%
Information Technology	13.84%
Consumer Discretionary	9.00%
Real Estate	6.46%
Energy	4.00%
Materials	3.35%
Consumer Staples	3.27%
Communication Services	2.66%
Utilities	2.05%

Top 10 equity holdings
Coherent	2.28%
East West Bancorp	2.26%
Semtech	1.92%
Webster Financial	1.85%
Axis Capital Holdings	1.80%
Casey's General Stores	1.76%
Insmed	1.64%
Guidewire Software	1.49%
Stifel Financial	1.41%
MACOM Technology Solutions Holdings	1.39%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.28%
East West Bancorp	2.26%
Semtech	1.92%
Webster Financial	1.85%
Axis Capital Holdings	1.80%
Casey's General Stores	1.76%
Insmed	1.64%
Guidewire Software	1.49%
Stifel Financial	1.41%
MACOM Technology Solutions Holdings	1.39%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a new fee waiver for Service Class shares of 0.94% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Series was renamed Nomura VIP Smid Cap Core Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
During the fiscal year, the Series changed its principal investment risks to add redemption risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Smid Cap Core Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a new fee waiver for Service Class shares of 0.94% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to add redemption risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017169 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Balanced Series(formerly, Macquarie VIP Balanced Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Balanced Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Balanced Series (Service Class) returned 11.79% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 17.88% and 7.30%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of moderating inflation and continued interest rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities generally drove performance relative to fixed income, as the continued momentum from artificial intelligence helped propel risk assets forward.
The Series’ fixed income sleeve performed in line with its benchmark, the Bloomberg US Aggregate Index.
Top detractors from performance:
The Series’ allocation to equities underperformed its benchmark, the S&P 500 Index, driven by allocation and security selection.
Opportunistic exposure to US Treasurys throughout the reporting period, which underperformed both the Bloomberg US Aggregate Index and the S&P 500 Index, detracted from performance.
Allocation effects detracted from the Series’ fixed income sleeve total contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Balanced Series (Service Class)	11.79%	7.85%	8.38%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 222,702,490
Holdings Count | Holding	379	[12]
Advisory Fees Paid, Amount	$ 1,435,465
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$222,702,490
Total number of portfolio holdings*	379
Total advisory fees paid (during reporting period)	$1,435,465
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.55%
Corporate Bonds	10.61%
Agency Mortgage-Backed Securities	8.98%
Exchange-Traded Funds	7.62%
US Treasury Obligations	4.64%
Non-Agency Commercial Mortgage-Backed Securities	3.12%
Non-Agency Asset-Backed Securities	1.19%
Non-Agency Collateralized Mortgage Obligations	0.90%
Agency Collateralized Mortgage Obligations	0.28%
Agency Commercial Mortgage-Backed Securities	0.24%
Top 10 equity holdings
NVIDIA	4.00%
Microsoft	3.80%
Apple	3.06%
Amazon.com	2.30%
Taiwan Semiconductor Manufacturing ADR	2.28%
Howmet Aerospace	2.10%
Alphabet Class A	2.09%
Alphabet Class C	1.91%
Broadcom	1.63%
Airbus ADR	1.38%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.00%
Microsoft	3.80%
Apple	3.06%
Amazon.com	2.30%
Taiwan Semiconductor Manufacturing ADR	2.28%
Howmet Aerospace	2.10%
Alphabet Class A	2.09%
Alphabet Class C	1.91%
Broadcom	1.63%
Airbus ADR	1.38%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Balanced Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Series.
During the fiscal year, the Series changed its principal investment risks to add subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Balanced Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to add subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017170 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Value Series(formerly, Macquarie VIP Value Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Value Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Value Series (Service Class) returned 9.41% for the 12 months ended December 31, 2025. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 17.37%, while the Russell 1000® Value Index, the Series' narrowly based securities market index (benchmark), returned 15.91%.
Top contributors to performance:
As a group, the Series’ holdings in the communication services sector outperformed compared to the benchmark, specifically in interactive media and services.
Positive stock selection in the energy sector contributed to relative performance over the reporting period.
In the healthcare sector, the Series’ holdings outperformed the sector more broadly, helped by certain stocks in the pharmaceutical and life sciences tools and services industries.
The Series’ overweight allocation in the communication services sector and underweight allocation in the consumer staples sector compared to the benchmark also contributed to relative returns.
Top detractors from performance:
Stock selection was the lead detractor from the Series’ performance over the reporting period.
In the consumer staples sector, the Series’ holdings underperformed those in the benchmark in the food products and personal care products industries.
Holdings in the information technology (IT) sector underperformed the sector more broadly. Laggards included the Series’ holdings in IT solutions and electronic materials stocks.
Stock selection in the industrials sector was relatively weak as holdings in multi-industrial and construction and engineering companies lagged the stronger returns of those in the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Value Series (Service Class)	9.41%	9.49%	8.92%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 154,397,791
Holdings Count | Holding	34	[13]
Advisory Fees Paid, Amount	$ 1,179,339
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$154,397,791
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$1,179,339
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	21.33%
Healthcare	15.24%
Information Technology	13.26%
Industrials	12.14%
Consumer Discretionary	8.53%
Real Estate	6.09%
Communication Services	6.06%
Energy	5.75%
Materials	4.96%
Utilities	3.06%
Consumer Staples	2.84%

Top 10 equity holdings
Zoetis	3.24%
Truist Financial	3.17%
Alphabet Class A	3.16%
Wells Fargo & Co.	3.16%
Cigna Group	3.14%
Northrop Grumman	3.09%
PPG Industries	3.09%
Dover	3.09%
Marsh & McLennan	3.07%
Duke Energy	3.06%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Zoetis	3.24%
Truist Financial	3.17%
Alphabet Class A	3.16%
Wells Fargo & Co.	3.16%
Cigna Group	3.14%
Northrop Grumman	3.09%
PPG Industries	3.09%
Dover	3.09%
Marsh & McLennan	3.07%
Duke Energy	3.06%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Value Series.
Effective May 1, 2025, the Series introduced a revised fee waiver for Service Class shares of 0.73% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
During the fiscal year, the Series updated its principal investment risks to remove financial sectors risk and add redemption risk and government and regulatory risk as new principal investment risks.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Value Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a revised fee waiver for Service Class shares of 0.73% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to remove financial sectors risk and add redemption risk and government and regulatory risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017171 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Corporate Bond Series(formerly, Macquarie VIP Corporate Bond Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Corporate Bond Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Corporate Bond Series (Service Class) returned 6.48% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index (benchmark), returned 7.77%.
Top contributors to performance:
An overweight allocation compared to the benchmark to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the rebound in risk sentiment after the mid-year Liberation Day selloff.
Investments in communications and banking
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in energy and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Corporate Bond Series (Service Class)	6.48%	-0.48%	2.58%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg US Corporate Bond Index	7.77%	-0.09%	3.27%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 402,269,895
Holdings Count | Holding	225	[14]
Advisory Fees Paid, Amount	$ 2,173,955
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$402,269,895
Total number of portfolio holdings*	225
Total advisory fees paid (during reporting period)	$2,173,955
Portfolio turnover rate	190%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	22.24%
Communications	9.64%
Consumer Non-Cyclical	9.64%
Electric	8.59%
Technology	6.69%
Consumer Cyclical	6.62%
Energy	6.12%
Insurance	6.10%
Finance Companies	5.16%
Brokerage	4.81%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Corporate Bond Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series updated its principal investment risks to remove fixed income risk and add redemption risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Corporate Bond Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to remove fixed income risk and add redemption risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017172 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Core Equity Series(formerly, Macquarie Ivy VIP Core Equity)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Core Equity Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Core Equity Series (Service Class) returned 15.30% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 17.88%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight to Howmet Aerospace Inc., was the leading contributor to relative performance in the 12-month reporting period.
A meaningful underweight allocation to the consumer staples sector was the leading allocation contributor to performance relative to the Series' broad-based index, though negative stock selection largely offset the contribution to relative outperformance.
Top overall contributors to relative performance were Howmet, Taiwan Semiconductor Manufacturing Co. Inc., and Seagate Technology Holdings PLC.
Top detractors from performance:
An underweight allocation to the outperforming information technology sector was the largest allocation detractor for the year.
The financials sector was the leading detractor from relative performance based on stock selection.
Top overall detractors from relative performance were Fiserv Inc., Zebra Technologies Corp., and Salesforce Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Core Equity Series (Service Class)	15.30%	13.79%	13.78%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 696,112,530
Holdings Count | Holding	50	[15]
Advisory Fees Paid, Amount	$ 4,363,874
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$696,112,530
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$4,363,874
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	33.41%
Financials	17.66%
Industrials	12.05%
Communication Services	11.88%
Consumer Discretionary	8.51%
Healthcare	8.43%
Utilities	2.30%
Consumer Staples	2.19%
Materials	2.12%

Top 10 equity holdings
Alphabet Class A	6.60%
NVIDIA	6.53%
Microsoft	6.16%
Apple	5.01%
Amazon.com	3.76%
Taiwan Semiconductor Manufacturing ADR	3.72%
Howmet Aerospace	3.44%
Broadcom	2.64%
Cummins	2.22%
CME Group	2.20%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	6.60%
NVIDIA	6.53%
Microsoft	6.16%
Apple	5.01%
Amazon.com	3.76%
Taiwan Semiconductor Manufacturing ADR	3.72%
Howmet Aerospace	3.44%
Broadcom	2.64%
Cummins	2.22%
CME Group	2.20%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Core Equity Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
During the fiscal year, the Series updated its principal investment risks to add redemption risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Core Equity Series.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to add redemption risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017174 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Natural Resources Series(formerly, Macquarie VIP Natural Resources Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Natural Resources Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$149	1.25%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Natural Resources Series (Service Class) returned 37.75% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 17.88%, while the S&P Global Natural Resources Index, the Series' narrowly based securities market index (benchmark), returned 28.86%.
Top contributors to performance:
Copper mining equities contributed to performance as copper supplies tightened due to disruptions. Moreover, investors anticipated growing demand from onshoring and the buildout of data centers.
Gold equities outperformed versus the benchmark as central banks rapidly increased their purchases of gold and the US Federal Reserve (Fed) began cutting interest rates. Furthermore, geopolitical uncertainty led investors to seek safe-haven assets such as gold.
Top detractors from performance:
Paper and forest product equities detracted from performance. Excess lumber capacity combined with the Canadian and US tariff spat to keep lumber pricing under pressure. Lumber demand remained lackluster due to elevated interest rates impacting new-construction housing. Paper demand also remained under pressure as a result of excess capacity and poor demand.
Oil and gas exploration and production (E&P) equities detracted from performance. Lower oil and natural gas prices also negatively affected profitability and cash flows while growth remained subdued.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Natural Resources Series (Service Class)	37.75%	15.73%	6.94%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Global Natural Resources Index	28.86%	10.60%	10.38%

Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 87,848,841
Holdings Count | Holding	43	[16]
Advisory Fees Paid, Amount	$ 632,867
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$87,848,841
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$632,867
Portfolio turnover rate	47%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	15.25%
Gold	14.10%
Diversified Metals & Mining	8.31%
Integrated Oil & Gas	8.19%
Fertilizers & Agricultural Chemicals	7.08%
Steel	5.93%
Construction Materials	4.75%
Coal & Consumable Fuels	4.70%
Forest Products	4.13%
Precious Metals & Minerals	3.43%

Top 10 equity holdings
Shell	4.88%
Newmont	4.75%
Steel Dynamics	4.41%
Nutrien	4.39%
Hudbay Minerals	3.77%
CRH	3.46%
Valterra Platinum	3.43%
Anglo American	3.27%
Coeur Mining	3.17%
Wheaton Precious Metals	3.12%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	4.88%
Newmont	4.75%
Steel Dynamics	4.41%
Nutrien	4.39%
Hudbay Minerals	3.77%
CRH	3.46%
Valterra Platinum	3.43%
Anglo American	3.27%
Coeur Mining	3.17%
Wheaton Precious Metals	3.12%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a new fee waiver for Service Class shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Series was renamed Nomura VIP Natural Resources Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Natural Resources Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a new fee waiver for Service Class shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017175 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Growth Series(formerly, Macquarie VIP Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Growth Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Growth Series (Service Class) returned 8.41% for the 12 months ended December 31, 2025. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 17.37%, while the Russell 1000® Growth Index, the Series' narrowly based securities market index, returned 18.56%.
Top contributors to performance:
The largest relative contributors to performance were stock selection within the consumer staples sector and an underweight allocation to consumer discretionary.
Contributing the most from a stock standpoint were leading global semiconductor manufacturer Taiwan Semiconductor Manufacturing Co. Ltd., an underweight to Apple Inc., and Verisign Inc., a leader in internet infrastructure and domain name registry services.
Top detractors from performance:
The largest relative detractors were stock selection within healthcare, industrials, and information technology. An overweight to financials and an underweight to communication services also detracted from performance.
US health insurer UnitedHealth Group Inc., leading customer relationship management (CRM) provider Salesforce Inc., and semiconductor and software solutions supplier Broadcom Inc. detracted the most at a stock level.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Growth Series (Service Class)	8.41%	11.89%	15.40%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 510,448,857
Holdings Count | Holding	36	[17]
Advisory Fees Paid, Amount	$ 4,175,497
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$510,448,857
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$4,175,497
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	50.13%
Financials	13.93%
Healthcare	9.06%
Consumer Discretionary	8.51%
Communication Services	7.58%
Industrials	6.61%
Materials	1.70%
Real Estate	1.24%
Consumer Staples	0.92%

Top 10 equity holdings
NVIDIA	14.08%
Microsoft	13.83%
Apple	8.55%
Amazon.com	6.16%
Alphabet Class A	5.65%
Visa Class A	4.74%
Intercontinental Exchange	3.11%
Danaher	2.82%
Intuit	2.80%
Broadcom	2.67%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	14.08%
Microsoft	13.83%
Apple	8.55%
Amazon.com	6.16%
Alphabet Class A	5.65%
Visa Class A	4.74%
Intercontinental Exchange	3.11%
Danaher	2.82%
Intuit	2.80%
Broadcom	2.67%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a new fee waiver for Service Class shares of 0.76% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Series was renamed Nomura VIP Growth Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Growth Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a new fee waiver for Service Class shares of 0.76% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017176 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP High Income Series(formerly, Macquarie VIP High Income Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP High Income Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP High Income Series (Service Class) returned 7.17% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.50%.
Top contributors to performance:
Security selection within the media sector
An overweight and security selection within the banking sector
An overweight and security selection within the automotive sector
Top detractors from performance:
Security selection within the leisure sector
An underweight and security selection within the real estate sector
Security selection within the consumer goods sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP High Income Series (Service Class)	7.17%	3.73%	5.56%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
ICE BofA US High Yield Constrained Index	8.50%	4.50%	6.44%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 780,951,749
Holdings Count | Holding	307	[18]
Advisory Fees Paid, Amount	$ 4,802,429
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$780,951,749
Total number of portfolio holdings*	307
Total advisory fees paid (during reporting period)	$4,802,429
Portfolio turnover rate	42%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	9.53%
Capital Goods	8.11%
Media	8.10%
Healthcare	7.31%
Basic Industry	6.82%
Financial Services	5.79%
Technology & Electronics	5.77%
Telecommunications	5.68%
Retail	5.26%
Automotive	4.93%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP High Income Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series changed its principal investment risks to remove fixed income risk and add subsidary risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP High Income Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to remove fixed income risk and add subsidary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000190649 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP High Income Series(formerly, Macquarie VIP High Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP High Income Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP High Income Series (Standard Class) returned 7.41% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.50%.
Top contributors to performance:
Security selection within the media sector
An overweight and security selection within the banking sector
An overweight and security selection within the automotive sector
Top detractors from performance:
Security selection within the leisure sector
An underweight and security selection within the real estate sector
Security selection within the consumer goods sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (4/28/17)
Nomura VIP High Income Series (Standard Class)	7.41%	3.98%	4.47%
Bloomberg US Aggregate Index	7.30%	-0.36%	1.82%
ICE BofA US High Yield Constrained Index	8.50%	4.50%	5.02%

Performance Inception Date	Apr. 28, 2017
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 780,951,749
Holdings Count | Holding	307	[19]
Advisory Fees Paid, Amount	$ 4,802,429
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$780,951,749
Total number of portfolio holdings*	307
Total advisory fees paid (during reporting period)	$4,802,429
Portfolio turnover rate	42%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	9.53%
Capital Goods	8.11%
Media	8.10%
Healthcare	7.31%
Basic Industry	6.82%
Financial Services	5.79%
Technology & Electronics	5.77%
Telecommunications	5.68%
Retail	5.26%
Automotive	4.93%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP High Income Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series changed its principal investment risks to remove fixed income risk and add subsidary risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP High Income Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series changed its principal investment risks to remove fixed income risk and add subsidary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000017177 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Global Growth Series(formerly, Macquarie VIP Global Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Global Growth Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Global Growth Series (Service Class) returned 17.93% for the 12 months ended December 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 22.34% and 22.87%, respectively.
Top contributors to performance:
Stock selection in the healthcare sector contributed to performance. This was driven by the strong performance of Fresenius SE & Co. KGaA and Eli Lilly and Co., while being underweight to Novo Nordisk A/S.
Holdings in industrials also contributed to performance, driven by several positions including Howmet Aerospace Inc. and BAE Systems PLC.
Top detractors from performance:
Stock selection in communication services was hindered by several positions including AT&T Inc., Netflix Inc., and an underweight allocation to Alphabet Inc.
Stock selection in the consumer discretionary sector also detracted from performance due to the underperformance of positions like Ferrari NV and Home Depot Inc.
How has the Series changed?
During the reporting period, we eliminated names in the Series where fundamentals have changed, including LVMH Moet Hennessy Louis Vuitton SE, Procter & Gamble Co., and Diageo PLC amid a combination of cost, macroeconomic pressures, or simply what we perceived to be rich valuations for moderate growth.
In turn, we initiated several new positions in the Series, including Alimentation Couche-Tard Inc., Amer Sports Inc., and ING Groep NV

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Global Growth Series (Service Class)	17.93%	9.99%	10.71%
MSCI ACWI Index (net)	22.34%	11.19%	11.72%
MSCI ACWI Index (gross)	22.87%	11.70%	12.28%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 162,136,327
Holdings Count | Holding	55	[20]
Advisory Fees Paid, Amount	$ 1,053,875
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$162,136,327
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$1,053,875
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	60.74%
India	4.70%
Taiwan	4.55%
Germany	4.31%
Japan	2.92%
Canada	2.81%
United Kingdom	2.61%
Spain	2.54%
Brazil	2.36%
France	2.00%

Sector allocation*
Information Technology	27.87%
Financials	17.64%
Industrials	13.39%
Healthcare	11.28%
Consumer Discretionary	10.26%
Consumer Staples	7.52%
Communication Services	6.84%
Energy	1.52%
Utilities	1.42%
Materials	1.38%

Top 10 equity holdings
NVIDIA	5.55%
Microsoft	5.29%
Taiwan Semiconductor Manufacturing	4.55%
Apple	3.43%
Banco Bilbao Vizcaya Argentaria	2.54%
Alphabet Class A	2.46%
Eli Lilly & Co.	2.40%
Amazon.com	2.33%
Mastercard Class A	2.25%
Morgan Stanley	2.15%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.55%
Microsoft	5.29%
Taiwan Semiconductor Manufacturing	4.55%
Apple	3.43%
Banco Bilbao Vizcaya Argentaria	2.54%
Alphabet Class A	2.46%
Eli Lilly & Co.	2.40%
Amazon.com	2.33%
Mastercard Class A	2.25%
Morgan Stanley	2.15%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Global Growth Series.
For the fiscal year ended December 31, 2025, the Series' total annual operating expenses for Service Class decreased from 1.09% to 1.04%.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Global Growth Series.
Material Fund Change Expenses [Text Block]	For the fiscal year ended December 31, 2025, the Series' total annual operating expenses for Service Class decreased from 1.09% to 1.04%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000032174 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Energy Series(formerly, Macquarie VIP Energy Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Energy Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Energy Series (Service Class) returned 11.89% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 17.88%, while the S&P 1500® Energy Sector Index, the Series' narrowly based securities market index (benchmark), returned 7.69%.
Top contributors to performance:
Refining equities outperformed versus the benchmark as global capacity curtailments and closures met stable demand. Refining crack spreads remained elevated and refiner profitability and shareholder returns remained strong.
Coal and consumable fuels outperformed as coal prices and contracting increased due to the pushout of coal retirements and cost competitiveness within natural gas.
Top detractors from performance:
Oil and gas exploration and production (E&P) equities detracted from performance. Lower oil and natural gas prices also negatively affected profitability and cash flows while growth remained subdued.
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, residential solar providers came under considerable pressure as investors questioned the outlook for government incentives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Energy Series (Service Class)	11.89%	18.61%	1.74%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 1500 Energy Sector Index	7.69%	23.58%	7.77%

Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 74,057,454
Holdings Count | Holding	31	[21]
Advisory Fees Paid, Amount	$ 493,243
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Series net assets	$74,057,454
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$493,243
Portfolio turnover rate	59%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	48.11%
Integrated Oil & Gas	21.21%
Oil & Gas Refining & Marketing	6.23%
Coal & Consumable Fuels	5.98%
Oil & Gas Drilling	4.92%
Oil & Gas Equipment & Services	4.68%
Oil & Gas Storage & Transportation	1.51%
Semiconductors	1.02%
Electrical Components & Equipment	0.89%
Heavy Electrical Equipment	0.50%
Independent Power Producers & Energy Traders	0.39%

Top 10 equity holdings
ConocoPhillips	6.82%
Exxon Mobil	6.49%
Canadian Natural Resources	6.27%
Shell	6.22%
Diamondback Energy	5.32%
Helmerich & Payne	4.92%
ARC Resources	4.59%
Permian Resources	4.47%
EOG Resources	4.22%
TotalEnergies	4.07%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
ConocoPhillips	6.82%
Exxon Mobil	6.49%
Canadian Natural Resources	6.27%
Shell	6.22%
Diamondback Energy	5.32%
Helmerich & Payne	4.92%
ARC Resources	4.59%
Permian Resources	4.47%
EOG Resources	4.22%
TotalEnergies	4.07%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a revised fee waiver for Service Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 1.21% to 1.13%.
Effective December 1, 2025, the Series was renamed Nomura VIP Energy Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Energy Series.
Material Fund Change Expenses [Text Block]
Effective May 1, 2025, the Series introduced a revised fee waiver for Service Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 1.21% to 1.13%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000190650 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Energy Series(formerly, Macquarie VIP Energy Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Energy Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Energy Series (Standard Class) returned 12.41% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 17.88%, while the S&P 1500® Energy Sector Index, the Series' narrowly based securities market index (benchmark), returned 7.69%.
Top contributors to performance:
Refining equities outperformed versus the benchmark as global capacity curtailments and closures met stable demand. Refining crack spreads remained elevated and refiner profitability and shareholder returns remained strong.
Coal and consumable fuels outperformed as coal prices and contracting increased due to the pushout of coal retirements and cost competitiveness within natural gas.
Top detractors from performance:
Oil and gas exploration and production (E&P) equities detracted from performance. Lower oil and natural gas prices also negatively affected profitability and cash flows while growth remained subdued.
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, residential solar providers came under considerable pressure as investors questioned the outlook for government incentives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (4/28/17)
Nomura VIP Energy Series (Standard Class)	12.41%	18.94%	0.55%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 1500 Energy Sector Index	7.69%	23.58%	7.32%

Performance Inception Date	Apr. 28, 2017
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 74,057,454
Holdings Count | Holding	31	[22]
Advisory Fees Paid, Amount	$ 493,243
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$74,057,454
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$493,243
Portfolio turnover rate	59%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	48.11%
Integrated Oil & Gas	21.21%
Oil & Gas Refining & Marketing	6.23%
Coal & Consumable Fuels	5.98%
Oil & Gas Drilling	4.92%
Oil & Gas Equipment & Services	4.68%
Oil & Gas Storage & Transportation	1.51%
Semiconductors	1.02%
Electrical Components & Equipment	0.89%
Heavy Electrical Equipment	0.50%
Independent Power Producers & Energy Traders	0.39%

Top 10 equity holdings
ConocoPhillips	6.82%
Exxon Mobil	6.49%
Canadian Natural Resources	6.27%
Shell	6.22%
Diamondback Energy	5.32%
Helmerich & Payne	4.92%
ARC Resources	4.59%
Permian Resources	4.47%
EOG Resources	4.22%
TotalEnergies	4.07%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
ConocoPhillips	6.82%
Exxon Mobil	6.49%
Canadian Natural Resources	6.27%
Shell	6.22%
Diamondback Energy	5.32%
Helmerich & Payne	4.92%
ARC Resources	4.59%
Permian Resources	4.47%
EOG Resources	4.22%
TotalEnergies	4.07%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a revised fee waiver for Standard Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Standard Class from 0.96% to 0.88%.
Effective December 1, 2025, the Series was renamed Nomura VIP Energy Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Energy Series.
Material Fund Change Expenses [Text Block]
Effective May 1, 2025, the Series introduced a revised fee waiver for Standard Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Standard Class from 0.96% to 0.88%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Series.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000057543 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Aggressive Series(formerly, Macquarie VIP Pathfinder Aggressive Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Aggressive Series (Service Class) returned 15.86% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 19.90%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 55% Russell 3000® Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Aggressive Series (Service Class)	15.86%	8.40%	9.88%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index	19.90%	9.97%	10.89%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 50,003,425
Holdings Count | Holding	11	[23]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$50,003,425
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	89.02%
Alternative / Specialty Fund	6.43%
Fixed Income Funds	9.68%
Global / International Equity Fund	27.52%
US Equity Funds	45.39%
Affiliated Exchange-Traded Funds	10.79%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	27.52%
Nomura VIP Core Equity Series – Service Class	23.74%
Nomura VIP Growth and Income Series – Standard Class	14.29%
Nomura VIP Corporate Bond Series – Service Class	8.43%
Nomura Focused Large Growth ETF	8.04%
Nomura VIP Science and Technology Series – Standard Class	6.43%
Nomura VIP Smid Cap Core Series – Service Class	3.95%
Nomura VIP Value Series – Service Class	3.41%
Nomura Focused International Core ETF	2.75%
Nomura VIP Limited-Term Bond Series – Service Class	1.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	27.52%
Nomura VIP Core Equity Series – Service Class	23.74%
Nomura VIP Growth and Income Series – Standard Class	14.29%
Nomura VIP Corporate Bond Series – Service Class	8.43%
Nomura Focused Large Growth ETF	8.04%
Nomura VIP Science and Technology Series – Standard Class	6.43%
Nomura VIP Smid Cap Core Series – Service Class	3.95%
Nomura VIP Value Series – Service Class	3.41%
Nomura Focused International Core ETF	2.75%
Nomura VIP Limited-Term Bond Series – Service Class	1.00%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Aggressive Series.
For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class increased from 0.12% to 0.15%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Aggressive Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Material Fund Change Expenses [Text Block]	For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class increased from 0.12% to 0.15%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000057544 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Aggressive Series(formerly, Macquarie VIP Pathfinder Moderately Aggressive Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Moderately Aggressive Series (Service Class) returned 14.59% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 18.11%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 50% Russell 3000® Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Moderately Aggressive Series (Service Class)	14.59%	7.67%	8.92%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index	18.11%	8.97%	10.05%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 430,749,953
Holdings Count | Holding	11	[24]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$430,749,953
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	41%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	89.99%
Alternative / Specialty Fund	5.85%
Fixed Income Funds	19.62%
Global / International Equity Fund	22.92%
US Equity Funds	41.60%
Affiliated Exchange-Traded Funds	9.79%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.92%
Nomura VIP Core Equity Series – Service Class	21.76%
Nomura VIP Corporate Bond Series – Service Class	15.39%
Nomura VIP Growth and Income Series – Standard Class	13.17%
Nomura Focused Large Growth ETF	7.48%
Nomura VIP Science and Technology Series – Standard Class	5.85%
Nomura VIP Limited-Term Bond Series – Service Class	3.73%
Nomura VIP Smid Cap Core Series – Service Class	3.55%
Nomura VIP Value Series – Service Class	3.12%
Nomura Focused International Core ETF	2.31%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.92%
Nomura VIP Core Equity Series – Service Class	21.76%
Nomura VIP Corporate Bond Series – Service Class	15.39%
Nomura VIP Growth and Income Series – Standard Class	13.17%
Nomura Focused Large Growth ETF	7.48%
Nomura VIP Science and Technology Series – Standard Class	5.85%
Nomura VIP Limited-Term Bond Series – Service Class	3.73%
Nomura VIP Smid Cap Core Series – Service Class	3.55%
Nomura VIP Value Series – Service Class	3.12%
Nomura Focused International Core ETF	2.31%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Aggressive Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Aggressive Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000057545 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderate Series(formerly, Macquarie VIP Pathfinder Moderate Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Moderate Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Moderate Series (Service Class) returned 13.50% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 16.35%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 45% Russell 3000® Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Moderate Series (Service Class)	13.50%	6.81%	8.01%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index	16.35%	7.97%	9.21%
Russell 3000 Index	17.15%	13.15%	14.29%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 351,680,594
Holdings Count | Holding	11	[25]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$351,680,594
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	91.13%
Alternative / Specialty Fund	5.37%
Fixed Income Funds	29.58%
Global / International Equity Fund	18.36%
US Equity Funds	37.82%
Affiliated Exchange-Traded Funds	8.64%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.57%
Nomura VIP Core Equity Series – Service Class	19.80%
Nomura VIP International Core Equity Series – Standard Class	18.36%
Nomura VIP Growth and Income Series – Standard Class	11.95%
Nomura VIP Limited-Term Bond Series – Service Class	8.26%
Nomura Focused Large Growth ETF	6.78%
Nomura VIP Science and Technology Series – Standard Class	5.37%
Nomura VIP Smid Cap Core Series – Service Class	3.26%
Nomura VIP Value Series – Service Class	2.81%
Nomura Focused International Core ETF	1.86%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.57%
Nomura VIP Core Equity Series – Service Class	19.80%
Nomura VIP International Core Equity Series – Standard Class	18.36%
Nomura VIP Growth and Income Series – Standard Class	11.95%
Nomura VIP Limited-Term Bond Series – Service Class	8.26%
Nomura Focused Large Growth ETF	6.78%
Nomura VIP Science and Technology Series – Standard Class	5.37%
Nomura VIP Smid Cap Core Series – Service Class	3.26%
Nomura VIP Value Series – Service Class	2.81%
Nomura Focused International Core ETF	1.86%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderate Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderate Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000057546 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Conservative Series(formerly, Macquarie VIP Pathfinder Moderately Conservative Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Moderately Conservative Series (Service Class) returned 12.08% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 14.60%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from slightly positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 40% Russell 3000® Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Moderately Conservative Series (Service Class)	12.08%	5.87%	7.16%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index	14.60%	6.96%	8.35%
Russell 3000 Index	17.15%	13.15%	14.29%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 111,874,387
Holdings Count | Holding	11	[26]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$111,874,387
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	92.26%
Alternative / Specialty Fund	4.88%
Fixed Income Funds	39.55%
Global / International Equity Fund	13.78%
US Equity Funds	34.05%
Affiliated Exchange-Traded Funds	7.53%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.60%
Nomura VIP Core Equity Series – Service Class	17.83%
Nomura VIP International Core Equity Series – Standard Class	13.78%
Nomura VIP Limited-Term Bond Series – Service Class	12.95%
Nomura VIP Growth and Income Series – Standard Class	10.73%
Nomura Focused Large Growth ETF	6.13%
Nomura VIP Science and Technology Series – Standard Class	4.88%
Nomura VIP Smid Cap Core Series – Service Class	2.97%
Nomura VIP Value Series – Service Class	2.52%
Nomura Focused International Core ETF	1.40%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.60%
Nomura VIP Core Equity Series – Service Class	17.83%
Nomura VIP International Core Equity Series – Standard Class	13.78%
Nomura VIP Limited-Term Bond Series – Service Class	12.95%
Nomura VIP Growth and Income Series – Standard Class	10.73%
Nomura Focused Large Growth ETF	6.13%
Nomura VIP Science and Technology Series – Standard Class	4.88%
Nomura VIP Smid Cap Core Series – Service Class	2.97%
Nomura VIP Value Series – Service Class	2.52%
Nomura Focused International Core ETF	1.40%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Conservative Series.
For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class decreased from 0.09% to 0.08%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Conservative Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Material Fund Change Expenses [Text Block]	For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class decreased from 0.09% to 0.08%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000057547 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Conservative Series(formerly, Macquarie VIP Pathfinder Conservative Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Conservative Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Conservative Series (Service Class) returned 10.44% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 12.86%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 35% Russell 3000® Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Conservative Series (Service Class)	10.44%	4.91%	6.23%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index	12.86%	5.95%	7.49%
Russell 3000 Index	17.15%	13.15%	14.29%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 62,062,969
Holdings Count | Holding	11	[27]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$62,062,969
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	35%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	93.41%
Alternative / Specialty Fund	4.31%
Fixed Income Funds	49.59%
Global / International Equity Fund	9.21%
US Equity Funds	30.30%
Affiliated Exchange-Traded Funds	6.40%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	30.47%
Nomura VIP Limited-Term Bond Series – Service Class	17.86%
Nomura VIP Core Equity Series – Service Class	15.88%
Nomura VIP Growth and Income Series – Standard Class	9.62%
Nomura VIP International Core Equity Series – Standard Class	9.21%
Nomura Focused Large Growth ETF	5.47%
Nomura VIP Science and Technology Series – Standard Class	4.31%
Nomura VIP Smid Cap Core Series – Service Class	2.58%
Nomura VIP Value Series – Service Class	2.22%
Nomura VIP High Income Series – Standard Class	1.26%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	30.47%
Nomura VIP Limited-Term Bond Series – Service Class	17.86%
Nomura VIP Core Equity Series – Service Class	15.88%
Nomura VIP Growth and Income Series – Standard Class	9.62%
Nomura VIP International Core Equity Series – Standard Class	9.21%
Nomura Focused Large Growth ETF	5.47%
Nomura VIP Science and Technology Series – Standard Class	4.31%
Nomura VIP Smid Cap Core Series – Service Class	2.58%
Nomura VIP Value Series – Service Class	2.22%
Nomura VIP High Income Series – Standard Class	1.26%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Conservative Series.
For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class increased from 0.11% to 0.14%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Conservative Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Material Fund Change Expenses [Text Block]	For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class increased from 0.11% to 0.14%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000091476 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Limited-Term Bond Series(formerly, Macquarie VIP Limited-Term Bond Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Limited-Term Bond Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Limited-Term Bond Series (Service Class) returned 4.70% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Series' narrowly based securities market index (benchmark), returned 5.35%.
Top contributors to performance:
Allocations to the structured finance sector, especially residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and asset backed securities (ABS) contributed to the Series' performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Series' performance.
The Series' duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Series' benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against a possible reawakening of inflation due to tariffs or potential missteps by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Limited-Term Bond Series (Service Class)	4.70%	1.75%	2.12%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 134,600,542
Holdings Count | Holding	151	[28]
Advisory Fees Paid, Amount	$ 661,130
Investment Company Portfolio Turnover	262.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$134,600,542
Total number of portfolio holdings*	151
Total advisory fees paid (during reporting period)	$661,130
Portfolio turnover rate	262%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	53.29%
Corporate Bonds	16.55%
Non-Agency Asset-Backed Securities	10.63%
Agency Mortgage-Backed Securities	7.36%
Collateralized Loan Obligations	5.53%
Non-Agency Collateralized Mortgage Obligations	3.32%
Agency Commercial Mortgage-Backed Securities	1.10%
Agency Collateralized Mortgage Obligations	0.71%
Government Agency Obligations	0.43%
Sovereign Bond	0.25%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Limited-Term Bond Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series updated its principal investment risks to remove fixed income risk and add redemption risk and portfolio turnover risk as new principal investment risks.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Limited-Term Bond Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to remove fixed income risk and add redemption risk and portfolio turnover risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000129560 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderate – Managed Volatility Series(formerly, Macquarie VIP Pathfinder Moderate – Managed Volatility Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Moderate – Managed Volatility Series (Service Class) returned 10.72% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 16.35%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 45% Russell 3000® Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Moderate – Managed Volatility Series (Service Class)	10.72%	5.98%	6.64%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index	16.35%	7.97%	9.21%
Russell 3000 Index	17.15%	13.15%	14.29%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 335,709,963
Holdings Count | Holding	11	[29]
Advisory Fees Paid, Amount	$ 658,815
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$335,709,963
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$658,815
Portfolio turnover rate	42%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	89.51%
Alternative / Specialty Fund	5.27%
Fixed Income Funds	29.07%
Global / International Equity Fund	18.03%
US Equity Funds	37.14%
Affiliated Exchange-Traded Funds	8.52%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.21%
Nomura VIP Core Equity Series – Service Class	19.45%
Nomura VIP International Core Equity Series – Standard Class	18.03%
Nomura VIP Growth and Income Series – Standard Class	11.73%
Nomura VIP Limited-Term Bond Series – Service Class	8.12%
Nomura Focused Large Growth ETF	6.69%
Nomura VIP Science and Technology Series – Standard Class	5.27%
Nomura VIP Smid Cap Core Series – Service Class	3.20%
Nomura VIP Value Series – Service Class	2.76%
Nomura Focused International Core ETF	1.83%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.21%
Nomura VIP Core Equity Series – Service Class	19.45%
Nomura VIP International Core Equity Series – Standard Class	18.03%
Nomura VIP Growth and Income Series – Standard Class	11.73%
Nomura VIP Limited-Term Bond Series – Service Class	8.12%
Nomura Focused Large Growth ETF	6.69%
Nomura VIP Science and Technology Series – Standard Class	5.27%
Nomura VIP Smid Cap Core Series – Service Class	3.20%
Nomura VIP Value Series – Service Class	2.76%
Nomura Focused International Core ETF	1.83%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderate – Managed Volatility Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderate – Managed Volatility Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000129561 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series(formerly, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atnomuraassetmanagement.com/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class) returned 12.08% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 18.11%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 50% Russell 3000® Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class)	12.08%	6.87%	7.48%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index	18.11%	8.97%	10.05%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 48,098,690
Holdings Count | Holding	11	[30]
Advisory Fees Paid, Amount	$ 42,809
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$48,098,690
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$42,809
Portfolio turnover rate	45%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	88.39%
Alternative / Specialty Fund	5.74%
Fixed Income Funds	19.28%
Global / International Equity Fund	22.52%
US Equity Funds	40.85%
Affiliated Exchange-Traded Funds	9.69%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.52%
Nomura VIP Core Equity Series – Service Class	21.37%
Nomura VIP Corporate Bond Series – Service Class	15.11%
Nomura VIP Growth and Income Series – Standard Class	12.93%
Nomura Focused Large Growth ETF	7.41%
Nomura VIP Science and Technology Series – Standard Class	5.74%
Nomura VIP Limited-Term Bond Series – Service Class	3.67%
Nomura VIP Smid Cap Core Series – Service Class	3.49%
Nomura VIP Value Series – Service Class	3.06%
Nomura Focused International Core ETF	2.28%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.52%
Nomura VIP Core Equity Series – Service Class	21.37%
Nomura VIP Corporate Bond Series – Service Class	15.11%
Nomura VIP Growth and Income Series – Standard Class	12.93%
Nomura Focused Large Growth ETF	7.41%
Nomura VIP Science and Technology Series – Standard Class	5.74%
Nomura VIP Limited-Term Bond Series – Service Class	3.67%
Nomura VIP Smid Cap Core Series – Service Class	3.49%
Nomura VIP Value Series – Service Class	3.06%
Nomura Focused International Core ETF	2.28%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series.
For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class decreased from 0.28% to 0.24%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Material Fund Change Expenses [Text Block]	For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class decreased from 0.28% to 0.24%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000129562 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series(formerly, Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atnomuraassetmanagement.com/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class) returned 9.26% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 14.60%.
Top contributors to performance:
Global equities and credit-sensitive US fixed income generally rallied over the fiscal year against a backdrop of moderating inflation and the continuation of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Performance of underlying strategies was generally positive in absolute terms.
Relative to the Fund’s respective broad-based index, the Fund benefitted from slightly positive asset allocation effects.
Allocation to Nomura VIP Growth and Income Series outperformed its benchmark and contributed significantly due to manager selection effects.
Top detractors from performance:
Negative manager selection effects for most funds detracted from performance.
Underperformance of both the Nomura VIP Core Equity Series and the Nomura VIP International Core Series relative to their respective benchmarks.
Relative to the Fund’s broad-based fixed income market index (the Bloomberg US Aggregate Index), the Nomura VIP Corporate Bond Series underperformed.
Allocations to small- and mid-cap growth in the beginning of the period detracted from performance.
*The blended benchmark is computed using a combination of 40% Russell 3000® Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class)	9.26%	4.95%	5.83%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index	14.60%	6.96%	8.35%
Russell 3000 Index	17.15%	13.15%	14.29%
Bloomberg US Credit Index	7.83%	-0.05%	3.15%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross)	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 20,782,057
Holdings Count | Holding	11	[31]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$20,782,057
Total number of portfolio holdings*	11
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	90.78%
Alternative / Specialty Fund	4.80%
Fixed Income Funds	38.91%
Global / International Equity Fund	13.56%
US Equity Funds	33.51%
Affiliated Exchange-Traded Funds	7.38%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.19%
Nomura VIP Core Equity Series – Service Class	17.54%
Nomura VIP International Core Equity Series – Standard Class	13.56%
Nomura VIP Limited-Term Bond Series – Service Class	12.74%
Nomura VIP Growth and Income Series – Standard Class	10.57%
Nomura Focused Large Growth ETF	5.98%
Nomura VIP Science and Technology Series – Standard Class	4.80%
Nomura VIP Smid Cap Core Series – Service Class	2.92%
Nomura VIP Value Series – Service Class	2.48%
Nomura Focused International Core ETF	1.40%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.19%
Nomura VIP Core Equity Series – Service Class	17.54%
Nomura VIP International Core Equity Series – Standard Class	13.56%
Nomura VIP Limited-Term Bond Series – Service Class	12.74%
Nomura VIP Growth and Income Series – Standard Class	10.57%
Nomura Focused Large Growth ETF	5.98%
Nomura VIP Science and Technology Series – Standard Class	4.80%
Nomura VIP Smid Cap Core Series – Service Class	2.92%
Nomura VIP Value Series – Service Class	2.48%
Nomura Focused International Core ETF	1.40%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series.
For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class decreased from 0.34% to 0.24%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) no longer serves as a sub-advisor to the Series.

Material Fund Change Expenses [Text Block]	For the fiscal year ended December 31, 2025, the Series total annual operating expenses for Service Class decreased from 0.34% to 0.24%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature

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